EARNINGS (LOSSES) PER SHARE - Computation of diluted earnings (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	25,422,897	530,009
Outstanding employee options and nonvested restricted stocks
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	7,095,408	530,009
Shares of convertible senior notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	18,327,489